Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details)	Mar. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Year ending March 31, 2018	$ 29,952
Year ending March 31, 2019	59,903
Future minimum lease payments	$ 89,855